Summary of Significant Accounting Policies - Schedule of Consolidated Cash Flows Information (Details)	12 Months Ended
	Dec. 31, 2022 USD ($)
Parent including non-VIE subsidiaries [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by operating activities	$ 31,478,911
Net cash used in investing activities	(35,031,115)
Net cash used in financing activities	(4,333,088)
VIE [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by operating activities		[1]
Net cash used in investing activities		[1]
Net cash used in financing activities		[1]
Elimination [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by operating activities
Net cash used in investing activities
Net cash used in financing activities
Consolidated [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by operating activities	31,478,911
Net cash used in investing activities	(35,031,115)
Net cash used in financing activities	$ (4,333,088)

[1]	Effective March 14, 2022, the Company has completed the conversion of Kandi New Energy to a wholly-owned subsidiary of Zhejiang Kandi Technologies and the VIE agreements were terminated. The Company no longer has any VIE as of the date of this report.